Insurance Risk - Summary of changes in major assumptions on Interest rate risk insurance contract liabilities (assets) (Details) - Interest rate risk [member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
100 bp Increase in Profit and Loss Effect	[1]	₩ (35,934)	₩ (37,574)
100 bp Decrease in Profit and Loss Effect	[1]	35,934	37,574
Financial assets at fair value through other comprehensive income
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
100 bp Increase in Capital Effect	[1]	(4,777,699)	(4,258,875)
100 bp Decrease in Capital Effect	[1]	5,837,965	4,258,875
Insurance contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
100 bp Increase in Profit and Loss Effect	[2]	0	0
100 bp Decrease in Profit and Loss Effect	[2]	0	0
100 bp Increase in Capital Effect	[2]	4,357,245	3,412,769
100 bp Decrease in Capital Effect	[2]	(6,073,734)	(4,382,646)
Reinsurance Contract [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
100 bp Increase in Profit and Loss Effect	[2]	0	0
100 bp Decrease in Profit and Loss Effect	[2]	0	0
100 bp Increase in Capital Effect	[2]	50,365	15,543
100 bp Decrease in Capital Effect	[2]	₩ (59,948)	₩ (17,723)

[1]	Calculated for assets related to insurance contracts excluding variable annuities/savings. The profit and loss effect is the change in financial assets recognized at fair value through profit or loss, and the capital effect is the change in financial assets measured at fair value through other comprehensive income.
[2]	This is the impact on capital (before tax) due to changes in expected cash flows of insurance and reinsurance contracts, excluding variable annuities/savings.